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               [Transamerica Life Insurance Company Letterhead]



March 16, 2001



VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Endeavor Variable Life Account
     File No. 811-09046, CIK 0000945412
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Endeavor Variable Life Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for Endeavor Series Trust, the underlying management investment company. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on February 28, 2001, Endeavor Series Trust filed its annual report with the Commission via EDGAR (CIK: 0000847254). To the extent necessary, this filing is incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company
(formerly PFL Life Insurance Company)

/s/ Frank A. Camp
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Frank A. Camp
Division General Counsel
Financial Markets Division